Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Stock Options [Member]
Related Party Transactions [Line Items]
Fair value of stock options (in Dollars)		$ 857
Vesting period		1-4-year vesting period
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
RSUs granted		4,583,634
Fair value of stock options (in Dollars)		$ 1,222
Vesting period		1-4-years vesting period
Several Executive Officers and Board of Directors [Member] | Stock Options [Member]
Related Party Transactions [Line Items]
Granted stock options	277,500	789,425
Weighted average exercise price (in Dollars per share)	$ 2.36	$ 2.36
Several Executive Officers and Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
RSUs granted		549,654